Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net Loss Per Share Tables
Potentially dilutive securities

	As of September 30,
	2015	2014
Stock options	3,243,041	242,893
Restricted stock awards	2,300,850	—
Redeemable convertible preferred stock	—	1,250,000
Preferred stock	22,482,400	2,881,811
Common stock warrants	5,959,668	2,133,386
Total	33,985,959	6,508,090

The table below presents the potentially dilutive securities that would have been included in the calculation of diluted net loss per share if they were not antidilutive for the periods presented.

	Years Ended December 31,
	2014	2013
Stock options	44,615	103,417
MabVax Series A redeemable convertible preferred stock	137,607	265,749
MabVax Series B redeemable convertible preferred stock	156,247	189,020
MabVax Series C-1 redeemable convertible preferred stock	412,444	—
Series B redeemable convertible preferred stock	102,895	—
Series A-1 preferred stock	742,658	—
Series C preferred stock	47,023	—

Total	1,643,489	558,186